Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 234.5	$ 207.0	$ 196.1
After Tax	152.4	134.6	127.5
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	64.9	63.4	50.5
After Tax	$ 42.2	$ 41.2	$ 32.8